Share-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2006	May 31, 2006 Stock Options	May 31, 2006 Stock Appreciation Rights (SARs)	May 31, 2006 Stock Options And Stock Appreciation Rights	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements, authorized ordinary shares for issuance				24,133,000
Share-based compensation arrangements, awards expiration period					10 years	6 years
Share-based compensation arrangements, percentage of awards vesting upon grant							25.00%
Share-based compensation arrangements, awards to vest on the last day of each year							75.00%	33.33%
Share-based compensation arrangements, awards vesting period							3 years	3 years	3 years
Share-based compensation arrangements, awards to vest on the last day of each three-month period									8.33%
Share-based compensation arrangements, compensation expense	$ 446,412	$ 424,445	$ 129,673
Weighted-average fair value of share options and SARs granted	$ 0	$ 0	$ 0
Total fair value of options and SARs vested	0	0	0
Aggregate intrinsic value of options and SARs exercised	0	0	155,202
Unrecognized compensation cost related to non-vested share-based compensation arrangements	$ 1,047,945
Unrecognized compensation cost related to non-vested share-based compensation arrangements, weighted-average recognition period	1 year 1 month 28 days